PROPERTY AND EQUIPMENT, NET (Schedule of Property Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		$ 1,301
At December 31		2,159	$ 1,301
Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		483
At December 31		715	483
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		578
At December 31		314	578
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		240
At December 31		1,130	240
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		3,492	2,564
Additions during the year		1,426	928
At December 31		4,918	3,492
Cost [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	[1]	3,492
At December 31	[1]		3,492
Cost [Member] | Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		2,480	2,107
Additions during the year		506	373
At December 31		3,283	2,480
Cost [Member] | Computers and computers equipment [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	[1]	2,777
At December 31	[1]		2,777
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		621	257
Additions during the year		27	364
At December 31		351	621
Cost [Member] | Office furniture and equipment [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	[1]	324
At December 31	[1]		324
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		391	200
Additions during the year		893	191
At December 31		1,284	391
Cost [Member] | Leasehold improvements [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	[1]	391
At December 31	[1]		391
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(2,191)	(1,715)
Additions during the year		575	476
At December 31		(2,766)	(2,191)
Accumulated depreciation and amortisation [member] | Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(1,997)	(1,536)
Additions during the year		571	461
At December 31		(2,568)	(1,997)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(43)	(36)
Additions during the year		1	7
At December 31		(44)	(43)
Accumulated depreciation and amortisation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(151)	(143)
Additions during the year		3	8
At December 31		$ (154)	$ (151)

[1]	Reclassification